Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,772,548.16
Previously Paid Amount	0.00
Total Fee Amount	7,011.69
Total Offset Amount	0.00
Net Fee	$ 7,011.69
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A